Related Party Transactions - Interest Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total related party interest expense	$ 17,924	$ 12,618	$ 57,574	$ 42,668
Aristeia
Related Party Transaction [Line Items]
Total related party interest expense	1,871	1,307	5,993	4,394
Highbridge
Related Party Transaction [Line Items]
Total related party interest expense	2,901	2,047	9,325	6,934
Mudrick
Related Party Transaction [Line Items]
Total related party interest expense	7,372	5,228	23,743	17,766
Whitebox
Related Party Transaction [Line Items]
Total related party interest expense	4,873	3,403	15,607	11,444
Wolverine
Related Party Transaction [Line Items]
Total related party interest expense	$ 907	$ 633	$ 2,906	$ 2,130